DEBT (Details) (USD $)	3 Months Ended		12 Months Ended				114 Months Ended	117 Months Ended	12 Months Ended													12 Months Ended		12 Months Ended								3 Months Ended			12 Months Ended		24 Months Ended	12 Months Ended													3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended			12 Months Ended					12 Months Ended						12 Months Ended					3 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended			3 Months Ended			3 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012 Warrants exercisable at $0.07 [Member] Convertible Note on June 19, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Warrants exercisable at $0.14 [Member] Convertible Note on June 19, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Equipment [Member] CNH Capital America LLC [Member]	Mar. 31, 2014 Equipment [Member] CNH Capital America LLC [Member]	Dec. 31, 2013 Derivative [Member] Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2012 Derivative [Member] Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2013 Derivative [Member] LG Capital Funding LLC [Member]	Dec. 31, 2012 Principal Owed Exceeding Cash Received [Member] Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Mar. 31, 2014 Principal Owed Exceeding Cash Received [Member] Convertible Note on March 27, 2014 [Member] Beaufort Capital Partners LLC [Member]	Dec. 31, 2013 Principal Owed Exceeding Cash Received [Member] LG Capital Funding LLC [Member]	Mar. 31, 2014 Original Issue Discount [Member] Additional Draw Down [Member] Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2013 Original Issue Discount [Member] Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2013 Original Issue Discount [Member] Typenex Co-Investment LLC [Member]	Dec. 31, 2012 Original Issue Discount [Member] Tonaquint, Inc. [Member]	Dec. 31, 2013 Tainted Equity Valuation [Member] Typenex Co-Investment LLC [Member]	Dec. 31, 2012 Tainted Equity Valuation [Member] Tonaquint, Inc. [Member]	Dec. 31, 2013 Original Issue Discount and Fees [Member] Typenex Co-Investment LLC [Member]	Mar. 31, 2014 Principal [Member] Convertible Note on March 27, 2014 [Member] Beaufort Capital Partners LLC [Member]	Dec. 31, 2013 Principal [Member] LG Capital Funding LLC [Member]	Mar. 31, 2014 Legal Fees [Member] Initial Tranche [Member] Convertible Note Payable on January 31, 2014 [Member] GEL Properties, LLC [Member]	Mar. 31, 2014 Legal Fees [Member] Initial Tranche [Member] Convertible Note on February 3, 2014 [Member] LG Capital Funding LLC [Member]	Mar. 31, 2014 Commissions to Carter Terry & Company [Member] Initial Tranche [Member] Convertible Note Payable on January 31, 2014 [Member] GEL Properties, LLC [Member]	Mar. 31, 2014 Commissions to Carter Terry & Company [Member] Initial Tranche [Member] Convertible Note on February 3, 2014 [Member] LG Capital Funding LLC [Member]	Mar. 31, 2014 Commissions to Carter Terry & Company [Member] Convertible Note on March 13, 2014 [Member] LG Capital Funding LLC [Member]	Mar. 31, 2014 Commissions to Carter Terry & Company [Member] Convertible Note on March 13, 2014 [Member] Union Capital LLC [Member]	Mar. 31, 2014 Commissions to Carter Terry & Company [Member] Convertible Note on March 27, 2014 [Member] Beaufort Capital Partners LLC [Member]	Dec. 31, 2013 Commissions to Carter Terry & Company [Member]	Dec. 31, 2012 Commissions to Carter Terry & Company [Member]	Dec. 31, 2013 Commissions to Carter Terry & Company [Member]	Dec. 31, 2011 Payment due Q1 2012 [Member] Ruby Developement Company [Member] Note Payable on July 1, 2011 [Member]	Dec. 31, 2011 Payment due Q2 2012 [Member] Ruby Developement Company [Member] Note Payable on July 1, 2011 [Member]	Dec. 31, 2011 Monthly Payment Due July 1, 2013 to December 2015 [Member] Ruby Developement Company [Member] Note Payable on July 1, 2011 [Member]	Dec. 31, 2012 Beneficial Conversion Feature of Note [Member] Convertible Note on February 2, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Beneficial Conversion Feature of Note [Member] Convertible Note on March 15, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Beneficial Conversion Feature of Note [Member] Convertible Note on May 16, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Beneficial Conversion Feature of Note [Member] Convertible Note on May 30, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Beneficial Conversion Feature of Note [Member] Convertible Note on June 19, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Beneficial Conversion Feature of Warrants [Member] Convertible Note on February 2, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Beneficial Conversion Feature of Warrants [Member] Convertible Note on March 15, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Beneficial Conversion Feature of Warrants [Member] Convertible Note on May 16, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Beneficial Conversion Feature of Warrants [Member] Convertible Note on May 30, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Beneficial Conversion Feature of Warrants [Member] Convertible Note on June 19, 2012 [Member] Tangiers Investors, LP [Member]	Mar. 31, 2014 Additional Draw Down [Member] Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2012 Additional Draw Down [Member] Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Mar. 31, 2014 Initial Tranche [Member] Convertible Note Payable on January 31, 2014 [Member] GEL Properties, LLC [Member]	Mar. 31, 2014 Initial Tranche [Member] Convertible Note on February 3, 2014 [Member] LG Capital Funding LLC [Member]	Dec. 31, 2013 Initial Tranche [Member] Typenex Co-Investment LLC [Member]	Mar. 31, 2014 Second Tranche [Member] Typenex Co-Investment LLC [Member]	Mar. 31, 2014 Note Payable Net of Discount [Member] Convertible Note on March 27, 2014 [Member] Beaufort Capital Partners LLC [Member]	Dec. 31, 2012 Principal [Member] Tonaquint, Inc. [Member]	Dec. 31, 2013 Ruby Developement Company [Member] Note Payable on July 1, 2011 [Member]	Dec. 31, 2011 Ruby Developement Company [Member] Note Payable on July 1, 2011 [Member]	Mar. 31, 2014 Ruby Developement Company [Member] Note Payable on July 1, 2011 [Member]	Dec. 31, 2013 Ruby Developement Company [Member]	Dec. 31, 2011 Ruby Developement Company [Member]	Dec. 31, 2011 Promissory Note and Convertible Note on December 29, 2011 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Promissory Note on December 29, 2011 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Convertible Promissory Note on December 29, 2011 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Promissory Note on December 29, 2011 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Convertible Promissory Note on December 29, 2011 [Member] Tangiers Investors, LP [Member]	Mar. 31, 2014 Convertible Promissory Note on December 29, 2011 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on February 2, 2012 [Member] Tangiers Investors, LP [Member]	Mar. 31, 2014 Convertible Note on February 2, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Convertible Note on February 2, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on February 2, 2012 #1 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on February 2, 2012 #2 [Member] Tangiers Investors, LP [Member]	Mar. 31, 2014 Convertible Note on March 15, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Convertible Note on March 15, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on March 15, 2012 [Member] Tangiers Investors, LP [Member]	Jun. 30, 2013 Convertible Note on March 15, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on March 15, 2012 #1 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on March 15, 2012 #2 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Convertible Note on May 16, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on May 16, 2012 [Member] Tangiers Investors, LP [Member]	Mar. 31, 2014 Convertible Note on May 16, 2012 [Member] Tangiers Investors, LP [Member]	Jun. 30, 2013 Convertible Note on May 16, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Convertible Note on May 30, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on May 30, 2012 [Member] Tangiers Investors, LP [Member]	Mar. 31, 2014 Convertible Note on May 30, 2012 [Member] Tangiers Investors, LP [Member]	Mar. 31, 2014 Convertible Note on June 19, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Convertible Note on June 19, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on June 19, 2012 [Member] Tangiers Investors, LP [Member]	Jun. 30, 2013 Convertible Note on June 19, 2012 [Member] Tangiers Investors, LP [Member]	Mar. 31, 2014 Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2013 Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Dec. 31, 2012 Convertible Note on July 11, 2012 [Member] JMJ Financial [Member]	Mar. 31, 2014 Note Payable on October 2, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Note Payable on October 2, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Note Payable on October 2, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Note Payable on October 2, 2012 [Member]	Mar. 31, 2014 Convertible Note Payable on January 31, 2014 [Member] GEL Properties, LLC [Member]	Mar. 31, 2014 Convertible Note on January 31, 2014 #1 [Member] GEL Properties, LLC [Member]	Mar. 31, 2014 Convertible Note on January 31, 2014 #2 [Member] GEL Properties, LLC [Member]	Mar. 31, 2014 Convertible Note on February 3, 2014 [Member] LG Capital Funding LLC [Member]	Mar. 31, 2014 Convertible Note on February 3, 2014 #1 [Member] LG Capital Funding LLC [Member]	Mar. 31, 2014 Convertible Note on February 3, 2014 #2 [Member] LG Capital Funding LLC [Member]	Mar. 31, 2014 Convertible Note on March 13, 2014 [Member] LG Capital Funding LLC [Member]	Mar. 31, 2014 Convertible Note on March 13, 2014 [Member] Union Capital LLC [Member]	Mar. 31, 2014 Convertible Note on March 27, 2014 [Member] Beaufort Capital Partners LLC [Member]	Dec. 31, 2013 Typenex Co-Investment LLC [Member]	Dec. 31, 2012 Typenex Co-Investment LLC [Member]	Mar. 31, 2014 LG Capital Funding LLC [Member]	Dec. 31, 2013 LG Capital Funding LLC [Member]	Dec. 31, 2013 Tonaquint, Inc. [Member]	Dec. 31, 2012 Tonaquint, Inc. [Member]	Dec. 31, 2011 Minimum [Member] Promissory Note on December 29, 2011 [Member] Tangiers Investors, LP [Member]
DEBT (Details) [Line Items]
Debt Instrument, Face Amount									$ 100,000	$ 100,000																																																		$ 1,990,000					$ 25,000			$ 25,000		$ 100,000			$ 50,000	$ 50,000			$ 75,000		$ 37,500	$ 37,500		$ 50,000		$ 50,000		$ 25,000				$ 100,000				$ 550,000		$ 750,000				$ 50,000	$ 50,000		$ 30,000	$ 30,000	$ 35,000	$ 30,000	$ 50,000	$ 280,000		$ 56,500			$ 100,000
Debt Instrument, Interest Rate, Stated Percentage											8.49%																																																6.00%	3.00%			3.00%		9.90%			9.90%		9.90%							9.90%					9.90%				9.90%				7.00%						7.00%			5.00%			5.00%			5.00%	5.00%	5.00%		10.00%		10.00%		8.00%
Debt Instrument, Maturity Date																																																												Dec. 30, 2015
Debt Instrument, Periodic Payment											1,462																											10,000	15,000	20,000																			60,000																																																	35,000						2,500
Payments of Debt Restructuring Costs	0	(160,000)	(160,000)	0			(160,000)	(160,000)																																																			160,000
Debt Instrument, Payment Terms											A $10,000 initial payment was made on October 1, 2013, with 36 payments scheduled at $1,462 per month.																																																mortgage payments through December 2015 are set at $20,000 due on the 1 st day of each month, and an additional $40,000 due by the 20 th day of each month, for aggregate monthly payments of $60,000 per month						two (2) weeks beginning January 1, 2012, at a minimum of $2,500 against the principal and accrued interest until the Promissory Note has been satisfied																																											The Note is self-amortizing, such that it may be repaid in cash in eight (8) monthly installments of $35,000 plus accrued interest beginning 180 days from the Effective Date.			If the Note is repaid within ninety (90) days of the Effective Date, the interest rate shall be zero percent (0%). Should the Note still be outstanding after 90 days, a one-time 5% interest rate will be applied.		The Note is self-amortizing, such that it may be repaid in cash in three monthly installments of $37,666 plus accrued interest beginning 180 days from the Effective Date.
Debt Instrument, Frequency of Periodic Payment																																																											per month																																					no less than bi-weekly
Notes Payable																																																													1,759,198																																	126,500
Number of Note Agreements																																																																2						2							2																						2			2
Debt Instrument, Maturity Date, Description											36 month note																																																						(24) months from the Effective Date					term of twenty four (24) months							term of twenty four (24) months					term of twenty four (24) months				twenty four (24) months				term of twenty four (24) months				twelve (12) months from the Effective Date		(24) months from the Effective Date of each tranche			twelve (12) months from the Effective Date			maturity date of nine (9) months from the Effective Date			nine (9) months from the Effective Date	twelve (12) months from the Effective Date	six (6) months from the Effective Date	(13) months from the Effective Date			nine (9) months from the Effective Date		nine (9) months from the Effective Date
Class of Warrant or Rights, Granted (in Shares)	0		4,000,000	4,800,000	2,250,000	13,000,000			750,000	750,000																																																							250,000			250,000		500,000							500,000					150,000				150,000
Warrants, Term of Warrants									5 years	5 years																																																							5 years					5 years							5 years					5 years				5 years										5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)									$ 0.07	$ 0.14																																																							$ 0.115					$ 0.13							$ 0.09					$ 0.07				$ 0.06
Warrants Fair Value of Warrants, Granted																																																																	20,568																															125,000
Debt Instrument, Convertible, Terms of Conversion Feature																																																																				The $25,000 Convertible Note is convertible into common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at a fixed price of $0.08 per share, which was the closing market share price on the Effective Date																						convertible into common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at the lesser of 7 cents or the undiscounted VWAP price on the day prior to conversion, with a floor price of 2 cents				the Lender has the right, at any time 90 days after the Effective Date, at its election, to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of common stock of the Company. The Conversion Price is the lesser of $0.10 or 70% of the average of the two lowest closing prices in the 25 trading days previous to the conversion.		undiscounted volume weighted average price (VWAP) on the day of conversion, subject to a floor price of $0.0129 per share, and a ceiling price of the undiscounted VWAP on the date prior to each tranche received by the Registrant			The Notes may be converted to shares of Common Stock of the Company at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.			The Notes may be converted to shares of Common Stock of the Company at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.			Unless the Note prepaid in cash, the Lender has the right at its election to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of common stock of the Company. The Note may be converted to shares of Common Stock of the Registrant at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.	Unless the Note prepaid in cash, the Lender has the right at its election to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of common stock of the Company. The Note may be converted to shares of Common Stock of the Registrant at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.	Unless the Note prepaid in cash, the Lender has the right at its election to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of common stock of the Company. The Note may be converted to shares of Common Stock of the Registrant at a conversion price of 70% of the arithmetic average of the two (2) lowest VWAPs (volume weighted average price) of the shares of Common Stock during the twenty-five (25) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.	In lieu of cash payments, the Company may elect to convert the note to shares at 70% of the arithmetic average of the two (2) lowest VWAPs of the shares of Common Stock during the twenty (20) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date.			Unless the Note is prepaid in cash, the Lender has the right at its election to convert all or part of the outstanding and unpaid Principal Sum and accrued interest (and any other fees) into shares of fully paid and non-assessable shares of common stock of the Registrant. The Conversion Price is the lesser of $0.10 or 70% of the average of the two lowest closing prices in the 25 trading days previous to the conversion.		In lieu of cash payments, the Company may elect to convert the note to shares at 70% of the arithmetic average of the three (3) lowest VWAPs of the shares of Common Stock during the ten (10) consecutive Trading Day period immediately preceding the date of such conversion. No conversion can occur prior to 180 days from the Effective Date. In addition, the Company retains the option of pre-paying the Note at any time at an amount equal to 125% of the outstanding principal and the accrued and unpaid interest.
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																																																				$ 0.08		$ 0.08							$ 0.09					$ 0.06				$ 0.06																						$ 0.08					$ 0.06
Amortization of Debt Discount (Premium)	169,960	107,322	369,684	356,552			945,642	1,115,602														32,231		58,272																											26,655	169,424	8,426	6,388		56,985										0	20,568			90,324					1,893	19,012	63,771				0	25,634			0	20,368		9,194	37,286	45,349		26,655	64,710	58,307	11,087										21,889	1,494	579	35,619		13,932	17,592	26,041
Convertible Notes Payable																										55,000																									119,575		55,445	33,253		289,760	54,421	113,000				1,832,638				29,970	27,495		30,589	109,032	121,407	118,932			90,201	88,345	80,920				58,818	53,106	59,293		28,314	26,458	29,552	112,490	110,740	103,740			122,323	132,825	451,605		419,674			55,000	55,000		33,000	33,000	38,590	33,077	55,030	158,864		59,325	56,500	113,000	116,792
Interest Payable											1,114	2,304																																							4,519		445	253		9,760										4,970	2,495		5,589	9,032	21,407	18,932				13,345	5,920	15,201			8,818	3,106	9,293		3,314	1,458	4,552		10,740	3,740	12,490		3,673	6,325	30,508		23,577	1,059							90	77		3,864		2,825		5,358	3,792
Debt Instrument, Convertible, Beneficial Conversion Feature	0	0	0	321,002			177,974	177,974																																	78,296	34,896	16,241	10,988	58,048	21,704	40,104	9,393	9,380	41,952
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)									$ 0.07	$ 0.14																																																							$ 0.115					$ 0.13							$ 0.09					$ 0.07				$ 0.06
Original Issue Discount Rate																																																																																														10.00%					10.00%						10.00%	10.00%	10.00%
Debt Instrument, Interest Rate Terms																																																																																														If the Note is repaid within ninety (90) days of the Effective Date, the interest rate shall be zero percent (0%). Should the Note still be outstanding after 90 days, a one-time 5% interest rate will be applied.
Proceeds from Convertible Debt	385,000	176,097	646,097	728,000			2,027,909	2,412,909																																											40,000		50,000	30,000	125,000	125,000																																					235,000	115,000																	50,000
Debt Instrument, Unamortized Discount	0		0				0	0					228,713	111,517	55,758	11,500	5,000	6,500	4,000	27,550	25,000	10,000	125,000		30,000		56,500																								45,200		52,129	32,280		227,958												20,568																										123,017											31,453	29,074	52,808	155,000
Debt Conversion, Original Debt, Amount																																																			50,208																																										283,920
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																																																			2,515,280																																										11,229,544																	4,154,411
Proceeds from Notes Payable																																																																																																50,000
Class of Warrant or Right Exercise, Terms																																																																																																125% of the Conversion Price of each tranche
Line of Credit Facility, Amount Outstanding																																																																																															421,098
Noncash or Part Noncash Acquisition, Other Assets Acquired											56,071
Repayments of Secured Debt											10,000
Secured Debt											41,687	37,300
Debt Instrument, Fee Amount																												2,500	1,500	4,000	2,400																																																																										1,750	1,500		5,000			1,500		3,000
Debt Instrument, Description																																																																																																												In addition, the Company retains the option of pre-paying the Note at any time at an amount equal to 125% of the outstanding principal and the accrued and unpaid interest.
Payments of Financing Costs	28,400	5,000	36,950	24,500			61,450	89,850																								2,800	2,400	4,000	17,500	19,391	36,891
Derivative Liability	778,156		696,648	496,827			696,648	778,156																																																																																																									48,272
Repayments of Convertible Debt																																																																																																																118,358
Proceeds from Lines of Credit			396,098
Other Notes Payable																																																																																																		$ 161,059